Employee Equity and Profit Participation Program	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Equity and Profit Participation Program
13.    EMPLOYEE EQUITY AND PROFIT PARTICIPATION PROGRAM
During the year ended December 31, 2021, a trust which exists to make orderly purchases of the Company’s shares for employees for transfer to the Employee Equity and Profit Participation Program [“EEPPP”], borrowed up to $38 million [2020 - $38 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2021, the trust’s indebtedness to Magna was $38 million [2020 - $38 million]. The Company nets the receivable from the trust with the Company’s accrued EEPPP payable in accrued wages and salaries.